11. Temporary Equity (Details Narrative) (USD $)	12 Months Ended
Dec. 31, 2011
Series A Preferred Stock [Member]
Cumulative dividends	$ 34,500
Series D Preferred Stock [Member]
Cumulative dividends	30,632
Series E Preferred Stock [Member]
Cumulative dividends	$ 22,194